Company Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 20, 2023	Sep. 30, 2023
Company Information [Line Items]
Gross proceeds			$ 21,014
Cash held in trust account	$ 1,264		1,264
Private investment in public equity			$ 19,750
Common stock price per share (in Dollars per share)	$ 0.01		$ 0.01		$ 0.01
Incurred losses from operations	$ (8,562)	$ (11,839)	$ (25,831)	$ (21,065)
Accumulated deficit	$ (85,241)		$ (85,241)			$ (83,762)
Class A Common Stock [Member]
Company Information [Line Items]
Common stock price per share (in Dollars per share)	$ 10		$ 10